Acquisitions and disposals (Tables)	12 Months Ended
Dec. 31, 2018
Acquisitions and disposals [Abstract]
Carrying Value of Net Assets and Consideration Received
As at the date of the sale, the carrying value of net assets and the consideration received were as follows:

	TMM DM	Other subsidiaries	Total
Current assets
Cash and cash equivalents	$212,332	$-	$212,332
Trade receivables	537,808	-	537,808
Other current assets	142,956	-	142,956
Total current assets	893,096	-	893,096

Non-current
Vessels and equipment, net	7,442,415	-	7,442,415
Other non-current assets	8,530	340,019	348,549
Total assets	$8,344,041	$340,019	$8,684,060

Short-term liabilities
Trust certificates	$709,589	-	$709,589
Other short-term liabilities	439,265	-	439,265
Total short-term liabilities	1,148,854	-	1,148,854

Long-term liabilities
Trust certificates	9,731,357	-	9,731,357
Other long-term liabilities	922,297	-	922,297
Total liabilities	11,802,508	-	11,802,508

Total net assets	$(3,458,467)	340,019	$(3,118,448)

Consideration transferred	-	(66,987)	(66,987)
Investment retained by Grupo TMM	-	-	-
(Gain) loss on the disposition of subsidiaries	$(3,458,467)	$273,032	$(3,185,435)